Advances for Vessel Acquistions and Vessel under Construction	9 Months Ended
Sep. 30, 2016
Notes To Consolidated Financial Statements
Advances For Assets Acquisitions And Assets Under Construction

5. Advances for Vessel Acquisition and Vessels under Construction

Advances for vessel acquisition and vessels under construction are comprised of the following:
Balance, January 1, 2015	$74,243
Advances including capitalized expenses and interest	123,560
Impairment loss	(9,927)
Transferred to vessel cost	(119,520)
Balance, December 31, 2015	$68,356
Advances including capitalized expenses and interest	61,740
Impairment loss	(17,163)
Transferred to vessel cost	(100,043)
Balance, September 30, 2016	$12,890

Advances for vessel acquisitions and vessels under construction comprise payments of installments that were due to the respective shipyard or third-party sellers, capitalized interest and certain capitalized expenses. During 2015 and the nine-month period ended September 30, 2016 such payments were made for the following vessels:

•        During the year ended December 31, 2015: Kypros Bravery, Kypros Sky, Kypros Loyalty, Pedhoulas Cherry, Troodos Air (ex-Hull 1685), Kypros Spirit (ex-Hull 828), Hull 1146, Hull 1551 and Troodos Sun (ex-Hull 1686); and

•        During the nine month period ended September 30, 2016: Troodos Air, Troodos Sun, Kypros Spirit (ex Hull 828), Hull 1146, Hull 835 and Hull 1551.

Transfers to vessel cost relate to the delivery to the Company from the respective shipyard or third-party seller of the following vessels:

•        During the year ended December 31, 2015: Kypros Bravery, Kypros Sky, Kypros Loyalty and Pedhoulas Cherry; and

•        During the nine months ended September 30, 2016: Troodos Sun, Kypros Spirit and Troodos Air.

An aggregate non-cash impairment loss of $17,163 recorded during the first nine months period ended September 30, 2016, and presented under impairment loss in the accompanying consolidated statements of operations, represents installments already paid in respect of Hull No. S835 and Hull No. 1551 and capitalized costs, as the Company as of September 30, 2016, assessed the potential novation or resale of the respective newbuilding contracts to be probable. Refer to Notes 3 and 13.